Derivative Instruments and Accounting Hedges - Fair Value Hedges (Details) - Fair value hedge - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Cross currency swap
Disclosure of detailed information about hedging instruments [line items]
Notional Amounts	$ 8,166	$ 11,132
Interest rate swap
Disclosure of detailed information about hedging instruments [line items]
Notional Amounts	86,317	226,954
Commercial loans
Disclosure of detailed information about hedging instruments [line items]
Notional Amounts	8,166	11,132
Corporate bonds
Disclosure of detailed information about hedging instruments [line items]
Notional Amounts	$ 86,317	$ 226,954